RESERVE AND DISTRIBUTION OF PROFIT (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Reserve And Distribution Of Profit
Annual tax profits percentage	10.00%
Statutory reserve percentage	50.00%
General reserve	$ 10.2	$ 10.2